                       SEMIANNUAL REPORT / JUNE 30 1999

                            AIM MUNICIPAL BOND FUND

                                 [COVER IMAGE]








                            [AIM LOGO APPEARS HERE]

                                [ COVER IMAGE ]

                     --------------------------------------

               BENEATH THE BROOKLYN BRIDGE BY JANE WOOSTER SCOTT

          STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS

         TO FUND A WIDE ARRAY OF PROJECTS, INCLUDING ROADS, BRIDGES AND

          RECREATIONAL FACILITIES, THAT IMPROVE THE QUALITY OF LIFE IN

        COMMUNITIES ACROSS THE NATION. SCOTT'S PAINTING CAPTURES A SLICE

            OF AN URBAN LANDSCAPE MADE MORE HOSPITABLE AND ENJOYABLE

                           BECAUSE OF THESE PROJECTS.

                     --------------------------------------

AIM Municipal Bond Fund is for shareholders who seek a high level of current income exempt from federal income taxes by investing in a diversified portfolio of municipal bonds.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity, or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Municipal Debt Funds Index represents an average of the performance of the 30 largest municipal-bond funds.
o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value will vary with market conditions.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS
                NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
                 INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
                     AGENCY. THERE IS A RISK THAT YOU COULD
                        LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.



                             AIM MUNICIPAL BOND FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    With only several months remaining in 1999, the question on
  [PHOTO OF         many of your minds may be, "How will the year 2000 computer
 Charles T.         issue affect AIM and my investments?" We would like you to
   Bauer,           feel comfortable. We are pleased to be able to report to you
 Chairman of        that as of June 1999 we achieved a major milestone toward
 the Board of       year 2000 compliance status: we have successfully completed
   THE FUND         the testing of all of our mission-critical systems.
 APPEARS HERE]          Earlier this year, AIM participated in an industrywide
                    test that gave us a chance to see how our technology systems might be affected by the changeover to the year 2000 (Y2K).
                    Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.
    During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. Now that we have finished adjusting our applications and systems, our focus for the rest of 1999 is to continue monitoring the year 2000 readiness status of outside sources we're linked to electronically. On the investment side, our portfolio management staff is continually evaluating the Y2K preparedness of the domestic and foreign companies in which we invest.
    We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if necessary. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
    For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
    We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our automated AIM Investor Line at 800-246-5463 or at our Web site.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--. We appreciate your business.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman
A I M Advisors, Inc.


                          -----------------------------

                                  THE FINANCIAL

                             INDUSTRY HAS BEEN SEEN

                                 AS A LEADER IN

                               PLANNING FOR YEAR

                                 2000 CONCERNS.

                          -----------------------------

                          -----------------------------

                                PLEASE NOTE THAT

                             THE INFORMATION ABOUT

                          THE YEAR 2000 IN THIS LETTER

                              IS DEEMED AIM'S YEAR

                           2000 READINESS DISCLOSURE.

                         -----------------------------

                            AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND WEATHERS BOND-MARKET DOWNTURN

INTEREST-RATE CONCERNS RATTLED BOND MARKETS DURING THE REPORTING PERIOD. HOW DID AIM MUNICIPAL BOND FUND PERFORM?

Despite a challenging market environment, the fund continued to provide attractive current income (see chart below), exempt from federal income taxes, while maintaining relative share-price stability. During the reporting period, net asset value per share remained within a relatively narrow range of $8.08 to $8.42 for Class A, B and C shares, extending the fund's long-time record of relative price stability as shown on the accompanying chart.
    The fund's investment strategy is designed to protect it in a "down" market like the one that existed during the reporting period. We endeavor to keep the weighted average maturity of the fund's portfolio relatively short and avoid buying discounted bonds, which tend to be more volatile in price. For the six-month period ended June 30, 1999, total return was -0.63%, -1.11% and -0.99% for Class A, B and C shares, respectively, excluding sales charges. By comparison, the total return of the fund's peer group, the Lipper
Municipal Debt Funds Index, was -1.46%. Please keep in mind that the fund is managed for income and stability of net asset value rather than total return.

WHAT WERE SOME OF THE MAJOR TRENDS IN THE BOND MARKET?
U.S. Treasury securities performed poorly because of heightened concerns that the Federal Reserve Board (the Fed) would raise interest rates to slow economic growth and combat inflation. The dramatic and unexpected rise in the inflation rate in April was one major factor heightening concerns that the Fed would tighten monetary policy.
    Uncertainty about how far the Fed might raise interest rates eroded Treasury prices in May and June, sending their yields higher. The yield of the benchmark 30-year U.S. Treasury bond soared from 5.09% at the beginning of the reporting period to 6.16% on June 24, its highest level since 1997.
    Speculation surrounding the Fed's possible action did not end until June 30, when the central bank raised the federal funds rate from 4.75% to 5%. At the same time, the Fed announced that it had shifted from a tightening to a neutral bias, indicating it planned no further rate hikes in the near future. That sparked a "relief rally" in the bond market, dropping the yield on the 30-year Treasury to 5.97% at the close of the reporting period.
    Only a few bond classes, such as high-yield corporate bonds and emerging-market debt, posted gains for the reporting period. Most other types of bonds at least performed better than Treasuries. Lower-

                    ----------------------------------------

                        THE FUND'S INVESTMENT STRATEGY IS

                       DESIGNED TO PROTECT IT IN A "DOWN"

                        MARKET LIKE THE ONE THAT EXISTED

                          DURING THE REPORTING PERIOD.

                    ----------------------------------------

FUND PROVIDES SOLID INCOME

As of 6/30/99

30-DAY DISTRIBUTION RATE AND YIELD

================================================================================
                                          30-DAY
                                          SEC YIELD        TAXABLE
           30-DAY          TAXABLE        AT               EQUIVALENT
           DISTRIBUTION    EQUIVALENT     MAXIMUM          30-DAY
           RATE AT         DISTRIBUTION   OFFERING         SEC
           NAV             RATE*          PRICE            YIELD*
--------------------------------------------------------------------------------
Class A    5.19%           8.59%          3.81%            6.31%

Class B    4.44            7.35           3.24             5.36

Class C    4.45            7.37           3.24             5.36

*Assumes highest marginal federal income tax rate of 39.6%
================================================================================


CLASS A SHARES VS.
30-YEAR U.S. TREASURY BOND

================================================================================
   TAXABLE         TAXABLE      30-YEAR
 EQUIVALENT      EQUIVALENT     TREASURY
DISTRIBUTION       YIELD*        BOND
    RATE*                        YIELD
--------------------------------------------------------------------------------
    8.59%           6.31%        5.97%


[BAR CHART]
================================================================================

HISTORY OF NET ASSET VALUE STABILITY
6/30/92-6/30/99  [LINE CHART]

================================================================================

6/30/92   8.23  11/29/93  8.63  4/28/95   8.03  9/30/96   8.14   2/28/98   8.35
7/31/92   8.5   12/31/93  8.61  5/31/95   8.17  10/31/96  8.17   3/31/98   8.32
8/30/92   8.33  1/31/94   8.68  6/30/95   8.11  11/29/96  8.24   4/30/98   8.27
9/30/92   8.31  2/28/94   8.46  7/31/95   8.12  12/31/96  8.19   5/31/98   8.33
10/30/92  8.11  3/31/94   8.13  8/31/95   8.16  1/31/97   8.18   6/30/98   8.32
11/30/92  8.27  4/29/94   8.12  9/29/95   8.16  2/28/97   8.2    7/31/98   8.31
12/30/92  8.27  5/27/94   8.16  10/31/95  8.21  3/31/97   8.1    8/31/98   8.37
1/30/93   8.31  6/30/94   8.09  11/30/95  8.28  4/30/97   8.11   9/30/98   8.41
2/30/93   8.57  7/29/94   8.17  12/29/95  8.72  5/30/97   8.17   10/31/98  8.38
3/30/93   8.43  8/31/94   8.15  1/31/96   8.32  6/30/97   8.2    11/30/98  8.37
4/30/93   8.48  9/30/94   8.01  2/29/96   8.26  7/31/97   8.31   12/31/98  8.35
5/30/93   8.47  10/31/94  7.86  3/29/96   8.16  8/31/97   8.23   1/31/99   8.41
6/30/93   8.58  11/30/94  7.74  4/30/96   8.11  9/30/97   8.27   2/28/99   8.34
7/30/93   8.54  12/30/94  7.78  5/31/96   8.08  10/31/97  8.28   3/31/99   8.32
8/30/93   8.69  1/31/95   7.91  6/28/96   8.1   11/28/97  8.28   4/30/99   8.3
9/30/93   8.74  2/28/95   8.02  7/31/96   8.12  12/31/97  8.36   5/31/99   8.23
10/30/93  8.74  3/31/95   8.04  8/30/96   8.1   1/31/98   8.38   6/30/99   8.09


Source: Towers Data Systems HYPO--Registered Trademark--. This chart has no calculations; it only shows net asset value. There is no guarantee that the fund will maintain a constant net asset value. Figures are historical and reflect reinvestment of all distributions, changes in net asset value, and exclude the effect of the fund's maximum sales charge. Class B shares commenced sales 9/1/93 and Class C shares commenced sales 8/4/97.
================================================================================

          See important fund and index disclosures inside front cover.


                             AIM MUNICIPAL BOND FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 6/30/99, based on total net assets

TOP FIVE BOND HOLDINGS

================================================================================
                      COUPON       MATURITY         %
--------------------------------------------------------------------------------

New York State         7.375%      01/01/02       2.06%
Urban Develop-
ment Corp.

Connecticut             6.50       03/15/02       1.42
(State of)

Mississippi             7.50       09/01/09       1.26
Higher
Education
Assistance
Corp.

New York                 7.65       02/01/02       1.26
(City of)

University of           5.75       04/01/22       1.16
Illinois Auxiliary
Facilities
System
================================================================================

================================================================================
HOLDINGS BY TYPE

Revenue
57%

General Obligation
13%

Escrow &
Pre-refunding
30%

[PIE CHART]

NUMBER OF HOLDINGS 292

AVERAGE MATURITY 13.26 YEARS

DURATION 6.252 YEARS

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

rated bonds outpaced higher-rated bonds and shorter-term securities outperformed longer-term securities.

HOW DID MUNICIPAL BONDS PERFORM?
While municipal bonds (munis) tended to track the performance of Treasuries, they fared better than Treasuries for the reporting period. Although munis fell in price, sending their yields to their highest levels in nearly two years, they retained their value better than Treasuries. Consequently, the yield differences between long-term munis and long-term Treasuries, narrow at the outset of the reporting period, widened. At the end of the reporting period, the yields of long-term munis were about 87% of those of long-term Treasuries.
    Munis tended to be more stable in price because of a decline in new-issue volume in the face of increased demand. During the first half of 1999, $113 billion in new municipal bonds entered the market, a 23% decline from the comparable period in 1998. In a rising-interest-rate environment, state and local governments cut back on their issuance of new bonds as the cost of borrowing money increased.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?
The fund had 292 holdings. Revenue bonds, which are supported with income from various projects, made up 57% of the portfolio. The focus was on bonds for essential service projects, particularly hospitals, water-treatment facilities and utilities.
    The fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's Corporation (S&P) and Moody's Investors Service, two widely known credit-rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the fund's portfolio.
    Approximately 64% of the portfolio's holdings were securities rated AAA, and 91% of the portfolio was rated A or better. Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--composed about 59% of the portfolio.

HOW TAX-EFFICIENT WAS THE FUND?
For more than five years, the fund has paid no taxable capital-gains distributions or ordinary income distributions. We make every effort to avoid transactions that would result in capital gains that are not offset by capital losses.

WHAT IS YOUR OUTLOOK?
In the United States, the economic climate appears favorable for bonds. Although there is still some question about the Fed's future actions, inflation remains low. Economic growth is strong, corporate earnings are solid and the country enjoys nearly full employment. Moreover, bond yields have risen nearly 1% since the beginning of the reporting period. This development could make bonds more attractive to investors seeking a steady source of income.
    Rising wages are pushing more people into the higher federal income-tax brackets. And despite considerable political rhetoric about replacing the current federal tax code with a flat tax or a national sales tax, we don't believe this is likely to occur. Consequently, municipal bonds could gain in popularity as an option for investors wanting to reduce their federal income-tax bills.


AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/99, including sales charges

================================================================================
CLASS A SHARES
--------------------------------------------------------------------------------
 10 years                    6.10%
  5 years                    4.55
  1 year                    -2.54*

*2.26% excluding sales charges

CLASS B SHARES
--------------------------------------------------------------------------------
Inception  (9/1/93)          3.59%
  5 years                    4.40
  1 year                    -3.46**

**1.40% excluding CDSC

CLASS C SHARES
--------------------------------------------------------------------------------
Inception (8/4/97)           2.99%
  1 year                     0.43***

***1.40% excluding CDSC

Market volatility can significantly affect short-term performance. Results of an investment made today may differ substantially from the historical performance shown.
================================================================================


          See important fund and index disclosures inside front cover.


                             AIM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 1999
(Unaudited)

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
ALABAMA-1.21%

Alabama (State of)
  Housing Finance
  Authority; Single
  Family Mortgage Series
  D-2 RB
  5.50%, 10/01/17(b)       --     Aaa      $1,670   $  1,647,154
----------------------------------------------------------------
Courtland Industrial
  Development Board
  (Champion International
  Corp. Project);
  Refunding PCR
  6.40%, 11/01/26(b)       --     Baa1      2,315      2,410,285
----------------------------------------------------------------
McIntosh Industrial
  Development Board;
  Environmental
  Improvement Series C
  IDR
  5.375%, 06/01/28         AA-    A2        1,000        962,370
----------------------------------------------------------------
                                                       5,019,809
----------------------------------------------------------------

ALASKA-1.10%

Alaska (State of) Housing
  Finance Corp.;
  Collateralized First
  Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)       AAA    Aaa       4,020      4,171,996
----------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.;
  Collateralized Mortgage
  Program First Series RB
  6.875%, 06/01/33         AAA    Aaa         375        389,276
----------------------------------------------------------------
                                                       4,561,272
----------------------------------------------------------------

ARIZONA-1.55%

Arizona (State of)
  Educational Loan
  Marketing Corp.; RB
  6.125%, 09/01/02(b)      --     Aa        1,900      1,980,047
----------------------------------------------------------------
Mohave (County of)
  Unified School District
  No. 1 (Lake Havasu);
  Series 1996 A GO
  5.90%, 07/01/15(c)       AAA    Aaa       1,000      1,065,680
----------------------------------------------------------------
Pima (County of) Unified
  School District No. 10
  (Amphitheater); School
  Improvement Series 1992
  E GO
  6.50%, 07/01/05          A+     A3        3,100      3,400,049
----------------------------------------------------------------
                                                       6,445,776
----------------------------------------------------------------

ARKANSAS-1.44%

Arkansas (State of)
  (Construction Building
  System); University
  Series RB
  5.00%, 04/01/19(c)       AAA    Aaa       1,000        954,060
----------------------------------------------------------------
Fayetteville (City of);
  Water and Sewer
  Refunding and
  Improvement Series 1992
  RB
  6.15%, 08/15/99(d)(e)    NRR    NRR       2,000      2,065,660
----------------------------------------------------------------
Little Rock (City of);
  Sewer Improvement
  Series B RB
  5.75%, 02/01/06          AA     Aa3       2,000      2,019,780
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
ARKANSAS-(CONTINUED)

University of Arkansas
  (Razorback Stadium);
  Athletic Facilities
  Series RB
  5.05%, 09/15/20(c)       --     Aaa      $1,000   $    970,800
----------------------------------------------------------------
                                                       6,010,300
----------------------------------------------------------------

CALIFORNIA-1.54%

Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Senior
  Lien Series A RB
  6.00%, 01/01/16          BBB-   Baa3        400        434,032
----------------------------------------------------------------
Sacramento (City of);
  Refunding Municipal
  Utility District Series
  M RB
  5.25%, 07/01/28          A      A2        1,000        961,170
----------------------------------------------------------------
Sacramento (City of)
  California Cogeneration
  Authority (Procter &
  Gamble Project); Series
  1995 RB
  7.00%, 07/01/04          BBB-   --          500        552,455
----------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority; Parking
  Meter Series 1994 RB
  7.00%, 06/01/05(d)(e)    AAA    Aaa       1,000      1,149,290
----------------------------------------------------------------
South Whittier Elementary
  School District;
  Unlimited Tax Series A
  GO
  5.00%, 08/01/23(c)       AAA    Aaa       3,500      3,312,505
----------------------------------------------------------------
                                                       6,409,452
----------------------------------------------------------------

COLORADO-1.08%

Adams County School
  District No. 1;
  Unlimited Tax Building
  Series 1992 A GO
  6.625%, 12/01/02(d)(e)   AAA    Aaa         500        541,230
----------------------------------------------------------------
Colorado Health
  Facilities Authority
  (National Jewish
  Medical and Research
  Project); Hospital
  Series RB
  5.25%, 01/01/18          BBB    --          500        463,180
----------------------------------------------------------------
  5.375%, 01/01/29         BBB    --        1,000        912,770
----------------------------------------------------------------
Highlands Ranch Metro
  District No. 1;
  Refunding & Improvement
  Unlimited Tax Series A
  GO
  7.30%, 09/01/02(d)(e)    NRR    NRR         500        555,760
----------------------------------------------------------------
Mesa County School
  District No. 51; 1989
  Series B Certificates
  of Participation
  6.875%, 12/01/05(c)      AAA    Aaa       1,465      1,562,012
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
COLORADO-(CONTINUED)

Mountain Village Metro
  District (San Miguel
  County); Unlimited Tax
  Refunding Series GO
  7.95%, 12/01/02(d)(e)    NRR    NRR      $   50   $     56,052
----------------------------------------------------------------
  7.95%, 12/01/03(f)       --     --          375        400,136
----------------------------------------------------------------
                                                       4,491,140
----------------------------------------------------------------

CONNECTICUT-3.24%

Bridgeport (City of);
  Unlimited Tax Series A
  GO
  6.00%, 09/01/06(c)       AAA    Aaa       1,000      1,085,080
----------------------------------------------------------------
Connecticut (State of);
  General Purpose Public
  Improvement Series
  1992-A GO
  6.50%, 03/15/02(d)(e)    NRR    NRR       5,500      5,906,505
----------------------------------------------------------------
Connecticut (State of)
  Health and Education
  Facilities Authority
  (Yale University);
  Series T-2 RB
  3.60%, 07/01/27(g)       A1+    VMIG-1      531        531,000
----------------------------------------------------------------
Connecticut (State of)
  Health Care Development
  Authority (Independent
  Living Project); Series
  AA2 RB
  3.30%, 07/01/15(g)       --     VMIG-1    1,273      1,273,000
----------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority; Housing
  Mortgage Financing
  Program Sub-Series C-2
  RB
  5.85%, 11/15/28(b)       AA     Aa3       3,465      3,510,357
----------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation;
  Second Lien Series RB
  3.45%, 12/01/10(g)       A1+    VMIG-1      176        176,000
----------------------------------------------------------------
Waterbury Housing
  Authority; Refunding
  Mortgage Series A RB
  5.45%, 07/01/23(c)       AAA    Aaa       1,000        986,950
----------------------------------------------------------------
                                                      13,468,892
----------------------------------------------------------------

DELAWARE-0.17%

Delaware Economic
  Development
  Authority(Osteopathic
  Hospital Association);
  Series A RB
  6.75% 01/01/13(d)        NRR    Aaa         250        280,498
----------------------------------------------------------------
University of Delaware;
  RB
  3.45%, 11/01/23(g)       AA+    --          433        433,000
----------------------------------------------------------------
                                                         713,498
----------------------------------------------------------------

FLORIDA-2.05%

Dade (County of)
  (Courthouse Center
  Project); RB
  5.90%, 04/01/05(d)(e)    NRR    NRR         500        538,795
----------------------------------------------------------------
Escambia (County of)
  (Champion International
  Corp. Project); PCR
  6.90%, 08/01/22(b)       BBB    Baa1      1,125      1,208,813
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
FLORIDA-(CONTINUED)

Highlands (County of)
  Health Facilities
  Authority (Adventist
  Health System Project);
  Hospital Series RB
  5.25%, 11/15/20          A-     Baa1     $2,000   $  1,852,280
----------------------------------------------------------------
Lee (County of) Housing
  Finance Authority
  (Forestwood Apartments
  Project); Multifamily
  Housing Series A RB
  3.70%, 06/15/25(g)       AAA    --          609        609,000
----------------------------------------------------------------
Lee (County of); Water
  and Sewer Series A RB
  4.75%, 10/01/23(c)       AAA    Aaa       1,000        903,880
----------------------------------------------------------------
Miami-Dade (County of);
  Water and Sewer Series
  A RB
  5.00%, 10/01/29(c)       AAA    Aaa       1,000        934,150
----------------------------------------------------------------
Miami (City of) Parking
  System; Series 1992 A
  RB
  6.70%, 10/01/01(d)(e)    NRR    NRR       1,120      1,199,486
----------------------------------------------------------------
Orange County Health
  Facilities Authority
  (South Central Nursing
  Homes); Mortgage Series
  A RB
  5.40%, 07/01/19(c)       AAA    Aaa       1,000        991,550
----------------------------------------------------------------
Plantation (City of)
  Health Facilities
  Authority (Covenant
  Retirement Communities
  Inc.); RB
  7.75%, 12/01/02(d)(e)    NRR    NRR         250        281,175
----------------------------------------------------------------
                                                       8,519,129
----------------------------------------------------------------

GEORGIA-1.38%

De Kalb Private Hospital
  Authority (Egleston
  Children's Hospital
  Project); Series A RB
  3.35%, 03/01/24(g)       A1+    VMIG-1      325        325,000
----------------------------------------------------------------
Fulton (County of)
  Development Authority
  (Delta Airlines Inc.
  Project); Special
  Facilities RB
  5.45%, 05/01/23(b)       BBB-   Baa3      3,700      3,497,129
----------------------------------------------------------------
Georgia (State of)
  Housing and Finance
  Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11          AA+    Aa2         800        838,424
----------------------------------------------------------------
Savannah (City of)
  Economic Development
  Authority (Hershey
  Foods Corp. Project);
  IDR
  6.60%, 06/01/12          A+     --        1,000      1,068,130
----------------------------------------------------------------
                                                       5,728,683
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
GUAM-0.11%

Guam Power Authority;
  Series A RB
  5.25%, 10/01/34          BBB    Baa3     $  500   $    473,900
----------------------------------------------------------------

IDAHO-0.27%

Idaho Health Facilities
  Authority (Elks
  Rehabilitation Hospital
  Project); Hospital
  Series RB
  5.30%, 07/15/18          BBB    --        1,150      1,119,088
----------------------------------------------------------------

ILLINOIS-10.79%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association); Hospital
  Series 1991 RB
  7.00%, 06/01/01(d)(e)    AAA    Aaa       3,250      3,479,580
----------------------------------------------------------------
Chicago (City of); Sales
  Tax Series RB
  5.25%, 01/01/28(c)       AAA    Aaa         650        621,355
----------------------------------------------------------------
Chicago (City of);
  Wastewater Transmission
  RB
  5.25%, Second Lien
    Series B 01/01/17(c)   AAA    Aaa       2,500      2,441,300
----------------------------------------------------------------
  5.125%, Second Lien
    Series 01/01/18(c)     AAA    Aaa       1,000        954,580
----------------------------------------------------------------
Chicago Emergency
  Telephone System;
  Unlimited Tax Series GO
  5.60%, 01/01/10(d)       AAA    Aaa         400        419,064
----------------------------------------------------------------
Chicago Midway Airport;
  Series A RB
  5.625%, 01/01/22(c)      AAA    Aaa       1,000      1,012,080
----------------------------------------------------------------
Cook (County of); Series
  1992 B GO
  5.75%, 11/15/02(d)(e)    AAA    Aaa       2,000      2,123,040
----------------------------------------------------------------
Du Page (County of) High
  School District No. 87
  (Glenbard TWP);
  Unlimited Tax Series B
  GO
  5.10%, 12/01/20          --     Aa3       2,000      1,885,580
----------------------------------------------------------------
Illinois (State of);
  Sales Tax Series 1993 B
  RB
  6.50%, 06/15/01(d)(e)    AAA    NRR       1,500      1,593,630
----------------------------------------------------------------
Illinois (State of);
  Unlimited Tax Series GO
  5.25%, 07/01/22(c)       AAA    Aaa       4,475      4,335,649
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (American
  College of Surgeons);
  Series 1996 RB
  3.70%, 08/01/26(g)       A1+    --          240        240,000
----------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (CPC
  International Project);
  PCR
  6.75%, 05/01/16          --     A2        2,500      2,636,675
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Educational
  Facilities Authority
  (Midwestern
  University); Series B
  RB
  5.50%, 05/15/18          A      --       $1,000   $    978,120
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)       AA+    Aa1       1,000      1,008,320
----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Shedd Aquarium
  Society); RB
  5.60%, 07/01/27(c)       AAA    Aaa       3,500      3,526,600
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Evangelical Hospital
  Corp.); RB
  6.25%, Series A
    04/15/22(d)            NRR    NRR       1,000      1,105,360
----------------------------------------------------------------
  6.25%, Series 1992-C
    04/15/22(d)            NRR    NRR       1,150      1,271,164
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Franciscan Sisters
  Health Care); Refunding
  Series 1992 RB
  6.40%, 09/01/04(d)       AAA    Aaa       2,475      2,683,024
----------------------------------------------------------------
Illinois Health
  Facilities Authority
  (Memorial Hospital); RB
  7.25%, 05/01/02(d)(e)    NRR    NRR         200        218,648
----------------------------------------------------------------
Illinois Health
  Facilities Authority;
  Revolving Fund Pool
  Series D RB
  3.65%, 08/01/15(g)       A1+    VMIG-1    2,937      2,937,000
----------------------------------------------------------------
Kane (County of) School
  District No. 131
  (Aurora East Side);
  Limited GO
  5.35%, 01/01/04(c)       AAA    Aaa       1,000      1,032,950
----------------------------------------------------------------
Lake County Community
  Consolidated School
  District No. 73
  (Hawthorn); Unlimited
  Tax Series 1997 GO
  5.45%, 01/01/12(c)       --     Aaa       1,950      2,001,558
----------------------------------------------------------------
Peoria and Pekin and
  Waukegan (Cities of);
  GNMA Collateralized
  Mortgage Series 1990 RB
  7.875%, 08/01/22(b)      AA+    --           90         93,735
----------------------------------------------------------------
Tazewell County Community
  High School District
  No. 303 (Pekin);
  Unlimited Tax Series
  1996 GO
  5.625%, 01/01/14(c)      AAA    Aaa       1,435      1,487,708
----------------------------------------------------------------
University of Illinois
  Auxiliary Facilities
  System; Series 1991 RB
  5.75%, 04/01/22          AA-    Aa3       4,750      4,813,128
----------------------------------------------------------------
                                                      44,899,848
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
INDIANA-0.19%

Carmel Retirement Rental
  Housing (Beverly
  Enterprises Project);
  Refunding Series RB
  8.75%, 12/01/08(f)       --     --       $   95   $    104,661
----------------------------------------------------------------
Indiana (State of)
  Housing Finance
  Authority; Series B-1
  RB
  6.15%, 07/01/17          --     Aaa         165        170,242
----------------------------------------------------------------
Indiana Transportation
  Finance Authority
  (Airport Lease
  Facility); Series A RB
  6.25%, 11/01/02(d)(e)    NRR    Aaa         395        425,166
----------------------------------------------------------------
  6.25%, 11/01/16          A      A1          105        109,512
----------------------------------------------------------------
                                                         809,581
----------------------------------------------------------------

IOWA-0.26%

Iowa Finance Authority
  (Trinity Regional
  Hospital Project);
  Hospital Facilities
  Refunding Series 1997
  RB
  6.00%, 07/01/12(c)       AAA    Aaa       1,000      1,086,690
----------------------------------------------------------------

KANSAS-0.07%

Newton (City of) (Newton
  Healthcare Corp.);
  Hospital Series A RB
  7.375%, 11/15/04(d)(e)   NRR    NRR         250        287,158
----------------------------------------------------------------

KENTUCKY-2.07%

Carrollton & Henderson
  (Cities of) Public
  Energy Authority;
  Series A RB
  5.00%, 01/01/08(c)       AAA    Aaa       2,000      2,019,260
----------------------------------------------------------------
  5.00%, 01/01/09(c)       AAA    Aaa       1,880      1,888,441
----------------------------------------------------------------
Jefferson (County of)
  (Beverly Enterprises
  Project); Refunding
  Health Facilities
  Series RB
  5.875%, 05/01/08(f)      --     --          595        589,978
----------------------------------------------------------------
Kentucky Economic
  Development Finance
  Authority (Appalachian
  Regional Healthcare);
  Refunding & Improvement
  Hospital Systems Series
  RB
  5.875%, 10/01/22         BB+    --        1,000        957,780
----------------------------------------------------------------
Mount Sterling (City of);
  Lease Funding Series
  1993 A RB
  6.15%, 03/01/13          --     Aa        3,000      3,173,040
----------------------------------------------------------------
                                                       8,628,499
----------------------------------------------------------------

LOUISIANA-3.41%

Louisiana Public
  Facilities Authority
  (Medical Center at New
  Orleans Project); RB
  6.125%, 10/15/07(c)      AAA    --        2,775      2,884,113
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
LOUISIANA-(CONTINUED)

Louisiana Public
  Facilities Authority
  (Our Lady of Lake
  Regional Hospital);
  Hospital Refunding
  Series C RB
  6.00%, 12/01/01(d)(e)    AAA    Aaa      $2,500   $  2,649,925
----------------------------------------------------------------
Louisiana Public
  Facilities Authority
  (Tulane University of
  Louisiana); RB
  6.00%, 10/01/16(c)       AAA    Aaa       2,500      2,686,725
----------------------------------------------------------------
Louisiana Stadium &
  Exposition District
  Hotel Occupancy Tax and
  Stadium Revenue;
  Refunding Series B RB
  5.00%, 07/01/26(c)       AAA    Aaa       1,000        928,780
----------------------------------------------------------------
Louisiana University
  System Supervisors
  Board (Northwestern
  State University); RB
  5.10%, 04/01/24(c)       AAA    Aaa         700        656,047
----------------------------------------------------------------
New Orleans Levee
  District; Series 1995 A
  RB
  5.95%, 11/01/07(c)       AAA    Aaa       1,000      1,067,440
----------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional
  Medical Center);
  Refunding Series 1996
  RB
  5.70%, 05/15/16(c)       AAA    Aaa       1,000      1,031,800
----------------------------------------------------------------
St. John Baptist Parish
  (Sales Tax
  Distribution); Public
  Improvement Series 1987
  RB
  7.60%, 01/01/08(d)       NRR    NRR         500        587,870
----------------------------------------------------------------
  7.60%, 01/01/09(d)       NRR    NRR         500        595,160
----------------------------------------------------------------
West Feliciana Parish
  (Gulf States); Series A
  PCR
  7.50%, 05/01/15          BB+    Ba1       1,000      1,083,520
----------------------------------------------------------------
                                                      14,171,380
----------------------------------------------------------------

MAINE-0.21%

Maine (State of)
  Education Loan
  Authority; Education
  Loan Series A-2 RB
  6.95%, 12/01/07(b)       --     A           855        890,628
----------------------------------------------------------------

MARYLAND-0.45%

Maryland Health and
  Higher Education
  Facilities Authority
  (Doctors Community
  Hospital Inc.); Series
  1990 RB
  8.75%, 07/01/00(d)(e)    AAA    Aaa       1,000      1,069,770
----------------------------------------------------------------
Maryland State Community
  Development
  Administration
  (Department of Economic
  and Community
  Development); Single
  Family Housing
  Refunding Series 5 RB
  7.70%, 04/01/15(b)       --     Aa2         790        814,229
----------------------------------------------------------------
                                                       1,883,999
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
MASSACHUSETTS-4.44%

Massachusetts (State of);
  Consolidated Loan
  Series 1991 C GO
  7.00%, 08/01/01(d)(e)    NRR    NRR      $2,450   $  2,632,011
----------------------------------------------------------------
Massachusetts Bay
  Transportation
  Authority (General
  Transportation System
  Project); Series B RB
  5.00%, 03/01/28          AA-    Aa3       2,000      1,842,940
----------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Caritas
  Christ Obligation
  Group); Series A RB
  5.625%, 07/01/20         BBB    Baa2      1,000        949,850
----------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Lowell
  General Hospital);
  Series 1991 A RB
  8.40%, 06/01/01(d)(e)    NRR    NRR       3,550      3,890,800
----------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Valley
  Regional Health System
  Issue); Series 1990 B
  RB
  8.00%, 07/01/00(d)(e)    NRR    Aaa       3,000      3,187,710
----------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Winchester
  Hospital); Series D RB
  5.80%, 07/01/09(c)       AAA    --        1,000      1,051,490
----------------------------------------------------------------
Massachusetts Housing
  Finance Authority;
  Single Family Series 11
  RB
  7.75%, 12/01/22(b)       AAA    Aaa       1,480      1,523,719
----------------------------------------------------------------
Massachusetts Industrial
  Finance Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)       --     --          150        154,268
----------------------------------------------------------------
Massachusetts Municipal
  Wholesale Electric
  Cooperative Power
  Supply; System Series
  1992 A RB
  6.75%, 07/01/08(c)       AAA    Aaa       3,000      3,226,050
----------------------------------------------------------------
                                                      18,458,838
----------------------------------------------------------------

MICHIGAN-3.62%

Detroit (City of) School
  District; School
  Building and Site
  Unlimited Tax Series
  1992 GO
  6.00%, 05/01/01(d)(e)    NRR    NRR       1,000      1,051,130
----------------------------------------------------------------
  6.15%, 05/01/01(d)(e)    NRR    NRR       1,300      1,369,849
----------------------------------------------------------------
Flint (City of) Hospital
  Building Authority;
  Hospital Series B RB
  5.375%, 07/01/18(c)      A      --        1,000        957,000
----------------------------------------------------------------
Garden City Hospital
  Finance Authority
  (Garden City Hospital);
  Hospital Refunding
  Series RB
  5.625%, 09/01/10         --     Ba3       1,000        957,310
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
MICHIGAN-(CONTINUED)

Lake Orion Community
  School District; School
  Building and Site
  Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)    AAA    Aaa      $2,500   $  2,822,275
----------------------------------------------------------------
Lakeview Community School
  District; Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(d)(e)    AAA    Aaa       1,000      1,061,251
----------------------------------------------------------------
Lincoln Park (City of)
  School District;
  Unlimited Tax Series
  1996 GO
  6.00%, 05/01/06(d)(e)    AAA    Aaa       1,210      1,309,595
----------------------------------------------------------------
Michigan (State of)
  Housing Development
  Authority; Refunding
  Series A RB
  6.60%, 04/01/12          AA-    --          945      1,005,499
----------------------------------------------------------------
Ypsilanti (City of)
  School District;
  Refunding Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/07(c)(e)    AAA    Aaa       4,275      4,536,844
----------------------------------------------------------------
                                                      15,070,753
----------------------------------------------------------------

MINNESOTA-0.25%

Centennial Independent
  School District No. 12;
  Unlimited Tax Series A
  GO
  5.60%, 02/01/05(c)       AAA    Aaa       1,000      1,051,610
----------------------------------------------------------------

MISSISSIPPI-2.78%

Mississippi (State of)
  Development Board
  (Panola County
  Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28          A      --        5,000      1,865,040
----------------------------------------------------------------
Mississippi (State of)
  Development Board
  (Capital Projects and
  Equipment Acquisition);
  Special Obligation
  Series A2 RB
  5.00%, 07/01/24(c)       AAA    Aaa       2,000      4,435,400
----------------------------------------------------------------
Mississippi Higher
  Education Assistance
  Corp.; Student Loan
  Sub-Series C RB
  7.50%, 09/01/09(b)       --     A         5,000      5,262,150
----------------------------------------------------------------
                                                      11,562,590
----------------------------------------------------------------

MISSOURI-2.27%

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06          A      A3        1,435      1,450,885
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
MISSOURI-(CONTINUED)

Kansas City Municipal
  Assistance Corp.
  (Truman Medical Center
  Charitable Foundation);
  Leasehold Improvement
  Series 1991 A RB
  7.00%, 11/01/01(d)(e)    NRR    NRR      $  605   $    642,704
----------------------------------------------------------------
Missouri Development
  Finance Board (Procter
  & Gamble Paper
  Products); Solid Waste
  Disposal Series RB
  5.20%, 03/15/29(b)       AA     Aa2       1,000        952,060
----------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement and Energy
  Resources; Series 1995
  C PCR
  5.85%, 01/01/10          --     Aa1       1,000      1,052,390
----------------------------------------------------------------
Missouri (State of)
  Health and Educational
  Facilities Authority
  (BJC Health System
  Project); Hospital
  Series RB
  5.00%, 05/15/28          AA     Aa2       1,550      1,421,691
----------------------------------------------------------------
Missouri (State of)
  Health and Educational
  Facilities Authority
  (Fontbonne College);
  Educational Facilities
  Series RB
  5.125%, 10/01/17(c)      A      --        2,555      2,419,994
----------------------------------------------------------------
  5.20%, 10/01/20(c)       A      --        1,575      1,495,305
----------------------------------------------------------------
                                                       9,435,029
----------------------------------------------------------------

NEVADA-1.43%

Boulder (City of)
  Hospital (Boulder City
  Hospital Inc.);
  Hospital Refunding
  Series RB
  5.85%, 01/01/22(f)       --     --          500        474,680
----------------------------------------------------------------
Humboldt (County of)
  (Sierra Pacific
  Project); Series 1987
  PCR
  6.55%, 10/01/13(c)       AAA    Aaa       3,000      3,191,580
----------------------------------------------------------------
Las Vegas (City of);
  Refunding 1992 Limited
  Tax GO
  6.50%, 04/01/02(d)(e)    AAA    Aaa       1,000      1,074,750
----------------------------------------------------------------
Reno Redevelopment
  Agency; Refunding
  Sub-Series A Tax
  Anticipation Notes
  6.00%, 06/01/10          --     Baa       1,185      1,208,854
----------------------------------------------------------------
                                                       5,949,864
----------------------------------------------------------------

NEW HAMPSHIRE-1.59%

Hudson (City of);
  Unlimited Tax Series GO
  5.25%, 03/15/28          --     Aa3       1,610      1,577,140
----------------------------------------------------------------
New Hampshire Higher
  Educational & Health
  Facilities Authority
  (Dartmouth College);
  Refunding Series RB
  5.375%, 06/01/23         --     Aaa       1,000      1,004,710
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
NEW HAMPSHIRE-(CONTINUED)

New Hampshire State
  Turnpike System; Series
  1990 RB
  7.40%, 04/01/00(d)(e)    AAA    Aaa      $3,850   $  4,032,952
----------------------------------------------------------------
                                                       6,614,802
----------------------------------------------------------------

NEW JERSEY-0.92%

Hudson County
  Correctional Facility;
  Certificate of
  Participation Series
  1992 RB
  6.60%, 12/01/21(c)       AAA    Aaa       1,250      1,331,813
----------------------------------------------------------------
New Jersey Economic
  Development Authority
  (Atlantic City Sewer
  Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)    --     --        1,715      1,820,009
----------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks
  Project); First
  Mortgage Series RB
  5.70%, 10/01/17(f)       --     --          500        495,475
----------------------------------------------------------------
New Jersey Health Care
  Facility Financing
  Authority (St. Peters
  Medical Center); Series
  1987 C RB
  8.60%, 07/01/17(c)       AAA    Aaa         190        195,444
----------------------------------------------------------------
                                                       3,842,741
----------------------------------------------------------------

NEW MEXICO-1.43%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995
  RB
  5.75%, 10/15/03(d)(e)    NRR    NRR         915        960,777
----------------------------------------------------------------
Las Cruces South Central
  Solid Waste Authority;
  Environmental Services
  RB
  5.65%, 06/01/09          --     A           575        583,309
----------------------------------------------------------------
Los Alamos (County of);
  Utility Series A RB
  6.00%, 07/01/15(c)       AAA    Aaa       2,000      2,135,940
----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 A RB
  6.25%, 06/01/04(d)(e)    AAA    Aaa       2,100      2,259,978
----------------------------------------------------------------
                                                       5,940,004
----------------------------------------------------------------

NEW YORK-8.37%

New York (City of); GO
  8.25%, Unlimited Tax
    Series 1991 F
    11/15/01(d)(e)         AAA    Aaa       1,955      2,164,439
----------------------------------------------------------------
    11/15/15               A-     A3           45         49,767
----------------------------------------------------------------
  7.65%, Unlimited Tax
    Series 1992 F
      02/01/02(d)(e)       NRR    Aaa       4,775      5,233,973
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR    NRR         320        345,341
----------------------------------------------------------------
    02/01/20               A-     A3           30         31,997
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
NEW YORK-(CONTINUED)

  7.20%, Unlimited Tax
    Series H
    02/01/02(d)(e)         NRR    NRR      $  375   $    406,500
----------------------------------------------------------------
    02/01/15               A-     A3          125        133,950
----------------------------------------------------------------
  7.70%, Unlimited Tax
    Series D
    02/01/02(d)(e)         NRR    Aaa       1,970      2,161,740
----------------------------------------------------------------
    02/01/09               A-     A3           30         32,530
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/02(d)(e)     NRR    Aaa       1,800      1,966,338
----------------------------------------------------------------
  7.375, Unlimited Tax
    Series B, Sub-Series
    B-1 08/15/04(d)(e)     NRR    Aaa         500        570,130
----------------------------------------------------------------
  6.25%, Unlimited Tax
    Series A 08/01/17      A-     A3        3,035      3,223,382
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series C, Sub-Series
    C-1 08/01/17           A-     A3          200        215,538
----------------------------------------------------------------
  7.00%, Unlimited Tax
    Series B 02/01/18(c)   AAA    Aaa       1,000      1,071,590
----------------------------------------------------------------
New York City Industrial
  Development Agency
  (Brooklyn Navy Yard
  Cogen Partners); RB
  5.65%, 10/01/28(b)       BBB-   Baa3        500        491,520
----------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc.
  Project); Series 1992
  RB
  6.50%, 07/01/02(d)(e)    NRR    NRR       1,500      1,617,090
----------------------------------------------------------------
New York City Municipal
  Water Finance
  Authority; Water &
  Sewer Systems Series A
  RB
  5.00%, 06/15/17          A      A1        1,350      1,283,931
----------------------------------------------------------------
New York State Dorm
  Authority (City
  University System);
  Series C RB
  6.00%, 07/01/00(d)(e)    NRR    NRR         135        138,243
----------------------------------------------------------------
  6.00%, 07/01/16          BBB+   Baa1        365        369,833
----------------------------------------------------------------
New York State Dorm
  Authority (State
  University Educational
  Facilities); Refunding
  Series A RB
  6.50%, 05/15/06          A-     A3        1,000      1,096,440
----------------------------------------------------------------
New York State
  Environmental Facility
  Corp.; Water Revenue
  Series E PCR
  6.875%, 06/15/01(d)(e)   NRR    Aaa       2,300      2,463,990
----------------------------------------------------------------
  6.875%, 06/15/10         AA+    Aaa       1,100      1,170,532
----------------------------------------------------------------
New York State Urban
  Development Corp.;
  Capital Facilities 1991
  Series 3 RB
  7.375%, 01/01/02(d)(e)   NRR    Aaa       7,850      8,570,159
----------------------------------------------------------------
                                                      34,808,953
----------------------------------------------------------------

NORTH CAROLINA-1.66%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)      AAA    Aaa       1,500      1,584,060
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina Housing
  Finance Agency; Single
  Family-Series II RB
  6.20%, 03/01/16          AA     Aa2      $  600   $    621,456
----------------------------------------------------------------
North Carolina Medical
  Care Community Hospital
  (Annie Penn Memorial
  Hospital); Refunding
  Series RB
  5.375%, 01/01/22         --     Baa3        250        234,065
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07          A-     Baa1      2,750      3,029,648
----------------------------------------------------------------
North Carolina Municipal
  Power Agency (No. 1
  Catawba Electric
  Project); Series 1990
  RB
  6.50%, 01/01/10(d)       AAA    Aaa         260        287,277
----------------------------------------------------------------
  6.50%, 01/01/10(c)       AAA    Aaa       1,115      1,146,922
----------------------------------------------------------------
                                                       6,903,428
----------------------------------------------------------------

NORTH DAKOTA-0.24%

North Dakota Housing
  Finance Agency; Home
  Mortgage Series B RB
  5.85%, 07/01/28(b)       --     Aa3         970        985,384
----------------------------------------------------------------

OHIO-1.71%

Cleveland (City of)
  Parking Facilities;
  Improvement Series RB
  8.00%, 09/15/02(d)(e)    NRR    NRR         500        562,185
----------------------------------------------------------------
Fairfield (City of)
  School District;
  Unlimited Tax Series
  1995 GO
  6.10%, 12/01/15(c)       AAA    Aaa       1,000      1,069,180
----------------------------------------------------------------
Findlay (City of);
  Limited Tax Series 1996
  GO
  5.875%, 07/01/17         AA-    Aa3       1,000      1,046,500
----------------------------------------------------------------
Mason (City of) Health
  Care Facilities (MCV
  Health Care Facilities,
  Inc.); Series 1990 RB
  7.625%, 02/01/01(d)(e)   AAA    --        2,120      2,259,411
----------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center);
  Refunding Hospital
  Series RB
  5.50%, 12/01/10          BBB-   --        1,000        980,060
----------------------------------------------------------------
Ohio Department of
  Transportation
  (Panhandle Rail Line
  Project); Series 1992
  Certificates of
  Participation
  6.50%, 04/15/12(c)       AAA    Aaa       1,100      1,176,736
----------------------------------------------------------------
                                                       7,094,072
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
OKLAHOMA-1.89%

McAlester (City of)
  Public Works Authority;
  Refunding and
  Improvement Series 1995
  RB
  5.50%, 12/01/09(d)(e)    AAA    Aaa      $  975   $  1,033,471
----------------------------------------------------------------
Oklahoma Development
  Finance Authority
  Public Facilities
  Financing Program
  (Oklahoma State
  University Project); RB
  5.00%, 07/01/18(c)       --     Aaa         600        569,664
----------------------------------------------------------------
Sapula (City of)
  Municipal Authority;
  Capital Improvement
  Series RB
  5.00%, 07/01/21(c)       AAA    Aaa       1,000        945,190
----------------------------------------------------------------
Southern Oklahoma
  Memorial Hospital
  Authority; Series 1993
  A RB
  5.60%, 02/01/00(d)       NRR    NRR       1,250      1,263,925
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (St. Johns Hospital);
  RB
  6.25%, 02/15/14          AA     Aa3       2,000      2,121,600
----------------------------------------------------------------
Tulsa (City of)
  Industrial Authority
  (Tulsa Regional Medical
  Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)    AAA    NRR         500        558,115
----------------------------------------------------------------
Tulsa Public Facilities
  Authority- Capital
  Improvements-Water
  System; Series 1988 B
  RB
  6.00%, 03/01/08          A+     --        1,305      1,358,048
----------------------------------------------------------------
                                                       7,850,013
----------------------------------------------------------------

OREGON-1.07%

Cow Creek Band Umpqua
  Tribe of Indians;
  Series B RB
  5.10%, 07/01/12(c)       AAA    Aaa       1,000      1,001,740
----------------------------------------------------------------
Marion (County of) (Ogden
  Martin Systems);
  Refunding Solid Waste &
  Electric Series RB
  5.50%, 10/01/06(c)       AAA    Aaa       1,000      1,051,020
----------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A
  RB
  6.20%, 06/01/04(d)(e)    NRR    NRR       1,200      1,295,700
----------------------------------------------------------------
  6.25%, 06/01/04(d)(e)    NRR    NRR       1,000      1,081,920
----------------------------------------------------------------
                                                       4,430,380
----------------------------------------------------------------

PENNSYLVANIA-3.79%

Allegheny (County of)
  Industrial Development
  Authority (USX Corp.);
  Environmental
  Improvement Series IDR
  5.60%, 09/01/30          BBB-   Baa2      1,000        947,850
----------------------------------------------------------------
Chester (County of)
  Health and Educational
  Facilities Authority
  (Jefferson Health
  Systems); Series B RB
  5.375%, 05/15/27         AA-    A1        4,000      3,782,000
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Chester Upland School
  Authority; Refunding
  School Series B RB
  5.25%, 09/01/21(c)       AAA    Aaa      $1,000   $    974,380
----------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Meadowood
  Corp. Project);
  Refunding First
  Mortgage Series A RB
  10.25%, 12/01/00(d)(e)   NRR    NRR         100        110,474
----------------------------------------------------------------
Montgomery County
  Industrial Development
  Authority (Pennsburg
  Nursing &
  Rehabilitation Center);
  RB
  7.625%, 03/31/04(d)(e)   NRR    Aaa         100        114,969
----------------------------------------------------------------
Pennsylvania (State of);
  Third Series GO
  6.75%, 11/15/13(c)       AAA    Aaa       1,250      1,379,038
----------------------------------------------------------------
Pennsylvania Economic
  Development Finance
  Authority (Colver
  Project); Resource
  Recovery Series 1994 D
  RB
  7.05%, 12/01/10(b)       BBB-   --        2,900      3,182,112
----------------------------------------------------------------
Pennsylvania Higher
  Education Facilities
  Authority (UPMC Health
  System); Series A RB
  5.00%, 08/01/29(c)       AAA    Aaa       5,000      4,593,000
----------------------------------------------------------------
Scranton-Lackawanna
  Health & Welfare
  Authority (Moses Taylor
  Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)    AAA    NRR         250        275,388
----------------------------------------------------------------
York Pennsylvania General
  Authority; RB
  3.70%, 09/01/26(g)       A1     --          407        407,000
----------------------------------------------------------------
                                                      15,766,211
----------------------------------------------------------------

PUERTO RICO-0.34%

Puerto Rico (Commonwealth
  of) Electric Power
  Authority; RB
  7.00%, Series 1991 P
    07/01/01(d)(e)         NRR    Aaa       1,325      1,424,653
----------------------------------------------------------------

RHODE ISLAND-0.58%

Rhode Island Depositors
  Economic Protection
  Corp.; Special
  Obligation Series 1992
  A RB
  6.95%, 08/01/02(d)(e)    AAA    Aaa       1,250      1,365,438
----------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance
  Agency; Homeownership
  Opportunity Series 15 B
  RB
  6.00%, 10/01/04          AA+    Aa2       1,000      1,042,210
----------------------------------------------------------------
                                                       2,407,648
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
SOUTH CAROLINA-0.87%

Charleston (County of)
  (Care Alliance Health
  Services); Series A RB
  5.125%, 08/15/16(c)      AAA    Aaa      $1,500   $  1,452,600
----------------------------------------------------------------
Piedmont Municipal Power
  Agency; Refunding
  Electric Series A RB
  5.75%, 01/01/24          BBB-   Baa2      1,150      1,121,975
----------------------------------------------------------------
South Carolina State
  Education Assistance
  Authority; Guaranteed
  Student Loan Series
  1990 RB
  6.60%, 09/01/01(b)       AA     --          500        512,200
----------------------------------------------------------------
South Carolina State
  Housing Finance and
  Development Authority;
  Homeownership Mortgage
  Series 1990 C RB
  7.50%, 07/01/05(b)       AA     Aa2         500        517,330
----------------------------------------------------------------
                                                       3,604,105
----------------------------------------------------------------

SOUTH DAKOTA-0.51%

South Dakota Health &
  Educational Facilities
  Authority (Huron
  Regional Medical
  Center); RB
  7.25%, 04/01/20          BBB    --          100        107,443
----------------------------------------------------------------
South Dakota Housing
  Development Authority;
  Homeownership Mortgage
  Series F RB
  5.80%, 05/01/28(b)       AAA    Aa1       1,995      2,011,160
----------------------------------------------------------------
                                                       2,118,603
----------------------------------------------------------------

TENNESSEE-1.38%

Franklin Industrial
  Development Board
  (Landings Apartment
  Project); Multifamily
  Housing Series A RB
  5.75%, 04/01/10(c)       AAA    Aaa       1,035      1,066,361
----------------------------------------------------------------
Montgomery (County of)
  Health, Educational and
  Housing Facilities
  Board (Clarksville
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.375%, 01/01/28(c)      A      --        1,800      1,679,742
----------------------------------------------------------------
Shelby (County of);
  Unlimited Tax School
  Series B GO
  6.00%, 03/01/02(d)(e)    NRR    NRR       1,000      1,050,540
----------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)       --     --        1,000        994,670
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
TENNESSEE-(CONTINUED)

Tennessee Housing
  Development Agency;
  Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17          AA     Aa2      $  890   $    929,222
----------------------------------------------------------------
                                                       5,720,535
----------------------------------------------------------------

TEXAS-15.29%

Arlington Independent
  School District;
  Pre-Refunding Unlimited
  Tax Series GO
  5.75%, 02/15/05(d)(e)    NRR    Aaa         705        744,642
----------------------------------------------------------------
Arlington Independent
  School District;
  Unlimited Tax Series GO
  5.75%, 02/15/21(d)       --     Aaa         295        305,980
----------------------------------------------------------------
Austin (City of); Utility
  System RB
  6.50%, 05/15/01(d)(e)    AAA    Aaa       1,380      1,464,953
----------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995
  RB
  6.10%, 02/01/05(d)(e)    AAA    Aaa       1,115      1,196,306
----------------------------------------------------------------
Bellville Independent
  School District;
  Unlimited Tax School
  Building and Refunding
  Series 1995 A GO
  6.125%, 02/01/20(c)      --     Aaa         830        881,701
----------------------------------------------------------------
Bexar (County of) Housing
  Authority (Fountainhead
  Apartments); RB
  3.50%, 09/15/26(g)       A1+    --        1,167      1,167,000
----------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.); Series
  A RB
  5.375%, 01/01/22(c)      AAA    Aaa       2,000      1,962,880
----------------------------------------------------------------
Brazos Higher Education
  Loan Authority Inc.;
  Student Loan Refunding
  RB
  6.30%, Series 1992 C-1
    11/01/01(b)            --     Aa          325        336,999
----------------------------------------------------------------
  6.45%, Series 1992 C-1
    11/01/02(b)            --     Aa        1,135      1,185,371
----------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/06(d)(e)    NRR    NRR       1,000      1,059,680
----------------------------------------------------------------
Comal County Industrial
  Development Authority
  (The Coleman Company,
  Inc. Project);
  Industrial Development
  Series 1980 RB
  9.25%, 08/01/00(d)       NRR    NRR         590        609,028
----------------------------------------------------------------
Dallas (City of);
  Waterworks and Sewer
  System Series A RB
  6.00%, 10/01/01(d)(e)    NRR    NRR       2,030      2,131,236
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Dallas (City of);
  Waterworks and Sewer
  System Refunding and
  Improvement Series RB
  5.35%, 04/01/14          AA     Aa2      $3,055   $  3,087,505
----------------------------------------------------------------
Dallas-Fort Worth
  Regional Airport
  Authority; Airport
  Series 1985 RB
  6.10%, 11/01/07          A+     A1          160        160,725
----------------------------------------------------------------
  6.10%, 11/01/07(c)       AAA    Aaa         400        400,592
----------------------------------------------------------------
De Soto (City of)
  Independent School
  District; Refunding
  Unlimited Tax Series GO
  5.125%, 08/15/17(c)      AAA    --        2,155      2,056,948
----------------------------------------------------------------
Denton (County of);
  Refunding Limited Tax
  Permanent Improvement
  Series GO
  5.125%, 07/15/26         AA     Aa2       1,000        942,180
----------------------------------------------------------------
Edgewood (City of)
  Independent School
  District; Unlimited Tax
  School Series GO
  5.40%, 02/15/23(c)       --     Aaa         800        787,368
----------------------------------------------------------------
Georgetown (City of);
  Utility System Series
  1995 A RB
  6.20%, 08/15/05(d)(e)    AAA    Aaa       1,500      1,622,310
----------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax General
  Obligation and
  Subordinate Lien
  Refunding Series 1991
  RB
  6.75%, 08/01/14          AA     Aa2       3,850      4,121,117
----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Saint Luke's
  Episcopal Hospital
  Project); Series 1991
  RB
  6.70%, 02/15/03(d)       AAA    NRR       1,000      1,075,910
----------------------------------------------------------------
Harris County Mental
  Health and Mental
  Retardation Authority;
  Refunding Series 1992
  RB
  6.25%, 09/15/10(c)       AAA    Aaa       4,500      4,677,065
----------------------------------------------------------------
Houston (City of);
  Refunding Series 1992 C
  GO
  6.25%, 03/01/02(d)(e)    NRR    NRR       1,470      1,540,295
----------------------------------------------------------------
Houston Higher Education
  Finance Corp. (Rice
  University Project);
  Higher Education Series
  A RB
  5.375%, 11/15/29         AAA    Aaa       3,225      3,179,624
----------------------------------------------------------------
Hurst, Euless, Bedford,
  Texas Independent
  School District;
  Refunding RB
  6.50%, 08/15/04(d)(e)    AAA    Aaa         640        697,798
----------------------------------------------------------------
  6.50%, 08/15/24(c)       AAA    Aaa         360        387,749
----------------------------------------------------------------
Keller (City of)
  Independent School
  District; Certificates
  of Participation Series
  1994 RB
  6.00%, 08/15/05(c)       AAA    Aaa       1,000      1,073,760
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Lockhart (City of);
  Certificates of
  Participation Tax and
  Utility Systems Series
  1996 GO
  5.90%, 08/01/06(d)(e)    AAA    Aaa      $1,100   $  1,178,573
----------------------------------------------------------------
  5.85%, 08/01/11(c)       AAA    Aaa         605        633,084
----------------------------------------------------------------
North Central Texas
  Health Facilities
  Development Corp. (CC
  Young Memorial
  Project); Hospital
  Series RB
  5.375%, 02/15/25(c)      A      --        1,000        955,140
----------------------------------------------------------------
North Texas Higher
  Education Authority
  Inc.; Student Loan
  Refunding Series D RB
  6.10%, 04/01/08(b)       --     Aa        1,000      1,018,250
----------------------------------------------------------------
  6.30%, 04/01/09(b)       --     A           500        507,130
----------------------------------------------------------------
Plano (City of)
  Independent School
  District; Unlimited Tax
  Series 1991 B GO
  5.625%, 02/15/01(d)(e)   AAA    Aaa       2,500      2,559,825
----------------------------------------------------------------
Richardson (City of)
  Hospital Authority
  (Baylor/Richardson
  Project); Refunding and
  Improvement Hospital
  Series RB
  5.50%, 12/01/18          BBB+   Baa2      1,000        931,150
----------------------------------------------------------------
  5.625%, 12/01/28         BBB+   Baa2      1,250      1,151,663
----------------------------------------------------------------
Southwest Higher
  Education Authority
  Inc. (Southern
  Methodist University);
  Higher Education Series
  D RB
  5.00%, 10/01/22          A+     A1        1,750      1,610,053
----------------------------------------------------------------
Tarrant County Health
  Facilities Development
  Corp. (Fort Worth
  Osteopathic Hospital);
  Hospital Series RB
  5.125%, 05/15/16(c)      AAA    Aaa       1,000        965,450
----------------------------------------------------------------
Tarrant County Texas
  Water Control and
  Improvement District
  No. 1; Refunding Series
  1993 RB
  5.20%, 03/01/10(c)       AAA    Aaa       2,000      2,009,760
----------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health Mental
  Retardation); Series
  1996 RB
  6.20%, 09/01/16          BBB+   --        1,590      1,652,360
----------------------------------------------------------------
Texas (State of);
  Unlimited Tax Veteran's
  Land GO
  6.40%, 12/01/24(b)       AA     Aa2       2,000      2,150,600
----------------------------------------------------------------
Texas (State of)
  Department of Housing
  and Community Affairs
  (Asmara Project);
  Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16          A      --          310        328,160
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
TEXAS-(CONTINUED)

Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(d)(e)    AAA    Aaa      $  600   $    651,642
----------------------------------------------------------------
Travis (County of) Health
  Facility (Charity
  Obligation Group);
  Hospital Series A RB
  5.125%, 11/01/24         AA+    Aa2       2,500      2,333,725
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (East
  Texas Medical Center);
  Hospital Series D RB
  5.375%, 11/01/27(c)      AAA    Aaa       1,000        964,020
----------------------------------------------------------------
Tyler Health Facilities
  Development Corp.
  (Mother Frances
  Hospital); Hospital
  Series A RB
  5.625%, 07/01/13         --     Baa2      1,000        982,440
----------------------------------------------------------------
Victoria (County of)
  (Texas Hospital
  Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)       AAA    Aaa       1,000      1,061,630
----------------------------------------------------------------
Weatherford (City of)
  Independent School
  District; Refunding
  Series 1994 GO
  6.40%, 02/15/05(d)(e)    NRR    Aaa         900        979,227
----------------------------------------------------------------
  6.40%, 02/15/12(c)       --     Aaa         100        107,019
----------------------------------------------------------------
                                                      63,587,623
----------------------------------------------------------------

UTAH-1.91%

Central Utah Water
  Conservancy District;
  Limited Tax Series D GO
  5.00%, 04/01/27(c)       AAA    Aaa       1,660      1,538,023
----------------------------------------------------------------
Intermountain Power
  Agency (Utah Power
  Supply); Series 1986 B
  RB
  5.00%, 07/01/16          A+     A1        1,550      1,466,781
----------------------------------------------------------------
Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27          BBB    --        1,000        967,400
----------------------------------------------------------------
Utah (State of)
  Associated Municipal
  Power System (San Juan
  Project); Refunding
  Series RB
  5.00%, 06/01/22(c)       AAA    Aaa         775        723,881
----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Federally Insured Term
  Subordinated Single
  Family Mortgage RB
  6.30%, Sub-Series 1994
    E-1, 07/01/06          AA-    --          365        380,885
----------------------------------------------------------------
  7.15%, Sub-Series 1994
    G-1, 07/01/06          AA-    A1          195        207,617
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
UTAH-(CONTINUED)

Utah (State of) Housing
  Finance Agency; Single
  Family Mortgage RB
  6.05%, Series 1994 C
    07/01/06               --     Aa2      $  495   $    512,058
----------------------------------------------------------------
  6.45%, Series G2 RB
    07/01/27(b)            AAA    Aaa         910        943,024
----------------------------------------------------------------
Utah (State of) Water
  Finance Agency; Series
  A RB
  5.30%, 10/01/23(c)       AAA    Aaa       1,250      1,219,900
----------------------------------------------------------------
                                                       7,959,569
----------------------------------------------------------------

VIRGIN ISLANDS-0.87%

Virgin Islands Public
  Finance Authority;
  Matching Fund Loan
  Notes Series A RB
  7.25%, 10/01/02(d)(e)    AAA    NRR       1,000      1,109,050
----------------------------------------------------------------
Virgin Islands Territory
  (Hugo Insurance Claims
  Fund); Special Tax Bond
  Series 1991 GO
  7.75%, 10/01/01(d)(e)    NRR    NRR       2,350      2,529,634
----------------------------------------------------------------
                                                       3,638,684
----------------------------------------------------------------

VIRGINIA-1.37%

Covington-Alleghany
  (County of) Industrial
  Development Authority
  (Beverly Enterprises);
  Refunding Series RB
  9.375%, 09/01/01(f)      --     --           40         41,690
----------------------------------------------------------------
Lynchburg (City of)
  Industrial Development
  Authority (Centra
  Health Inc.); Refunding
  Healthcare Facilities
  Series RB
  5.20%, 01/01/18          A+     A1        2,500      2,369,200
----------------------------------------------------------------
Richmond (City of);
  Public Improvement
  Refunding Series B GO
  6.25%, 01/15/18          AA     A1        2,000      2,094,120
----------------------------------------------------------------
Richmond (City of) Public
  Utility; Refunding
  Series A RB
  5.125%, 01/15/28         A+     A1        1,000        943,560
----------------------------------------------------------------
Virginia Housing
  Development Authority;
  Commonwealth Mortgage
  Series A RB
  7.10%, 01/01/17          AA+    Aa1         250        259,978
----------------------------------------------------------------
                                                       5,708,548
----------------------------------------------------------------

WASHINGTON-2.19%

Clark (County of) Gamas
  School District No.
  117; GO
  6.00%, 12/01/05(d)(e)    AAA    Aaa       1,000      1,071,110
----------------------------------------------------------------
King (County of);
  Unlimited Tax GO
  5.50%, 07/01/07(d)       AAA    Aaa         500        522,990
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
WASHINGTON-(CONTINUED)

King (County of);
  Unlimited Tax Refunding
  GO
  6.50%, 12/01/11          AA+    Aa1      $  500   $    500,935
----------------------------------------------------------------
Pend Oreille (County of)
  Public Utility District
  No. 1; Electric Series
  B RB
  6.30%, 01/01/17          A-     A         1,400      1,461,628
----------------------------------------------------------------
Seattle (City of)
  Metropolitan
  Municipality Sewer
  District; Series T RB
  6.80%, 01/01/00(d)(e)    NRR    NRR       1,780      1,841,730
----------------------------------------------------------------
Washington State Public
  Power Supply System
  (Nuclear Project No.
  1); Refunding Series A
  RB
  6.00%, 07/01/07(c)       AAA    Aaa       1,000      1,076,760
----------------------------------------------------------------
  5.75%, 07/01/12(c)       AAA    Aaa       2,000      2,083,980
----------------------------------------------------------------
West Richland (City of);
  Water & Sewer Series RB
  7.00%, 12/01/04(d)(e)    AAA    Aaa         500        559,335
----------------------------------------------------------------
                                                       9,118,468
----------------------------------------------------------------

WEST VIRGINIA-0.11%

Ohio County Board of
  Education; Unlimited
  Tax Refunding Series GO
  5.125%, 06/01/18         A+     A3          500        478,105
----------------------------------------------------------------

WISCONSIN-0.63%

Wisconsin Health and
  Educational Facility
  Authority (United
  Health Group, Inc.); RB
  5.25%, 12/15/27(c)       AAA    Aaa       1,000        949,090
----------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Sinai
  Samaritan Medical
  Center); Series 1994 F
  RB
  5.75%, 08/15/16(c)       AAA    Aaa       1,500      1,559,160
----------------------------------------------------------------

                            RATINGS(a)      PAR        MARKET
                           S&P   MOODY'S   (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin Housing and
  Economic Development
  Authority; Home
  Ownership RB
  7.35%, Series 1994 E
    01/01/17               AA     Aa2      $  110   $    116,274
----------------------------------------------------------------
                                                       2,624,524
----------------------------------------------------------------

WYOMING-0.82%

Campbell (County of)
  School District No. 1
  (Gillette); Unlimited
  Tax Series GO
  5.35%, 06/01/04          AAA    Aaa       1,000      1,043,680
----------------------------------------------------------------
Laramie (County of)
  (Memorial Hospital
  Project); Hospital
  Series RB
  6.70%, 05/01/12(c)       AAA    Aaa         250        269,788
----------------------------------------------------------------
Natrona (County of)
  Wyoming Medical Center;
  RB
  6.00%, 09/15/11(c)       AAA    Aaa       1,000      1,060,450
----------------------------------------------------------------
Sweetwater (County of)
  (Idaho Power Company
  Project); Series 1996 A
  PCR
  6.05%, 07/15/26          A      A3        1,000      1,041,580
----------------------------------------------------------------
                                                       3,415,498
----------------------------------------------------------------
TOTAL INVESTMENTS-96.92%                             403,189,957
----------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-3.08%                                   12,803,136
----------------------------------------------------------------
NET ASSETS-100.00%                                  $415,993,093
----------------------------------------------------------------

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.
(b) Security subject to the alternative minimum tax.
(c) Secured by bond insurance.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 06/30/99.

Investment Abbreviations:

GO   -  General Obligation Bonds
IDR  -  Industrial Development Revenue Bonds
NRR  -  Not Re-Rated
PCR  -  Pollution Control Revenue Bonds
RB   -  Revenue Bonds

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $389,347,471)                               $403,189,957
----------------------------------------------------------
Receivables for:
  Fund shares sold                               2,236,893
----------------------------------------------------------
  Interest                                       7,446,812
----------------------------------------------------------
  Investments sold                               8,264,800
----------------------------------------------------------
Investment for deferred compensation plan           58,905
----------------------------------------------------------
Other assets                                        52,965
----------------------------------------------------------
    Total assets                               421,250,332
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                           689,995
----------------------------------------------------------
  Investments purchased                          3,182,416
----------------------------------------------------------
  Dividends                                        806,979
----------------------------------------------------------
  Deferred compensation plan                        58,905
----------------------------------------------------------
Accrued advisory fees                              153,303
----------------------------------------------------------
Accrued distribution fees                          313,559
----------------------------------------------------------
Accrued transfer agent fees                         17,271
----------------------------------------------------------
Accrued operating expenses                          34,811
----------------------------------------------------------
    Total liabilities                            5,257,239
----------------------------------------------------------
Net assets applicable to shares outstanding   $415,993,093
----------------------------------------------------------

NET ASSETS:

Class A                                       $328,213,918
==========================================================
Class B                                       $ 77,687,940
==========================================================
Class C                                       $ 10,091,235
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         40,574,282
==========================================================
Class B                                          9,590,509
==========================================================
Class C                                          1,247,725
==========================================================
Class A:
  Net asset value and redemption price per
    share                                     $       8.09
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.09 / 95.25%)       $       8.49
==========================================================
Class B:
  Net asset value and offering price per
    share                                     $       8.10
==========================================================
Class C:
  Net asset value and offering price per
    share                                     $       8.09
==========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                       $11,875,621
----------------------------------------------------------

EXPENSES:

Advisory fees                                      924,460
----------------------------------------------------------
Administrative services fees                        40,876
----------------------------------------------------------
Custodian fees                                      10,416
----------------------------------------------------------
Transfer agent fees - Class A                       79,376
----------------------------------------------------------
Transfer agent fees - Class B                       18,810
----------------------------------------------------------
Transfer agent fees - Class C                        2,551
----------------------------------------------------------
Trustees' fees                                       5,871
----------------------------------------------------------
Distribution fees - Class A                        409,228
----------------------------------------------------------
Distribution fees - Class B                        374,766
----------------------------------------------------------
Distribution fees - Class C                         51,528
----------------------------------------------------------
Other                                               92,488
----------------------------------------------------------
    Total expenses                               2,010,370
----------------------------------------------------------
Less: Expenses paid indirectly                      (2,636)
----------------------------------------------------------
    Net expenses                                 2,007,734
----------------------------------------------------------
Net investment income                            9,867,887
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       114,508
----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities      (13,292,705)
----------------------------------------------------------
    Net gain (loss) on investment securities   (13,178,197)
----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(3,310,310)
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 1999 and for the year ended December 31, 1998 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  1999            1998
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  9,867,887    $ 18,756,162
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     114,508         595,427
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (13,292,705)       (197,391)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting from
      operations                                                (3,310,310)     19,154,198
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (8,068,780)    (16,134,077)
------------------------------------------------------------------------------------------
  Class B                                                       (1,581,267)     (2,410,612)
------------------------------------------------------------------------------------------
  Class C                                                         (217,840)       (214,027)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                         (288,244)        (87,502)
------------------------------------------------------------------------------------------
  Class B                                                          (56,488)        (15,369)
------------------------------------------------------------------------------------------
  Class C                                                           (7,782)         (1,355)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       11,183,702       8,923,504
------------------------------------------------------------------------------------------
  Class B                                                        7,485,282      25,558,113
------------------------------------------------------------------------------------------
  Class C                                                          861,603       8,741,537
------------------------------------------------------------------------------------------
    Net increase in net assets                                   5,999,876      43,514,410
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          409,993,217     366,478,807
------------------------------------------------------------------------------------------
  End of period                                               $415,993,093    $409,993,217
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $403,346,332    $383,815,745
------------------------------------------------------------------------------------------
  Undistributed net investment income                             (426,416)        (73,902)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                    (769,309)       (883,817)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              13,842,486      27,135,191
------------------------------------------------------------------------------------------
                                                              $415,993,093    $409,993,217
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
    B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
    C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $871,215 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
    D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1999, AIM was paid $40,876 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1999, AFS was paid $69,813 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $409,228, $374,766 and $51,528, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $56,436 from sales of the Class A shares of the Fund during the six months ended June 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1999, AIM Distributors received $72,158 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1999, the Fund paid legal fees of $2,261 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,636 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,636 during the six months ended June 30, 1999.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $975,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period. Prior to May 28, 1999, the commitment fee rate was 0.05%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1999 was $48,632,189 and $43,977,621, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1999 was as follows:

Aggregate unrealized appreciation of investment securities    $17,616,779
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,774,293)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $13,842,486
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1999 and the year ended December 31, 1998 were as follows:

                                                                         JUNE 30,                      DECEMBER 31,
                                                                           1999                            1998
                                                               ----------------------------    ----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                               -----------    -------------    -----------    -------------
Sold:
  Class A                                                        8,034,721    $  66,839,546     12,409,366    $ 103,769,637
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,044,386       16,994,547      5,306,019       44,489,342
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          466,916        3,883,248      1,294,847       10,824,561
---------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                          548,606        4,542,906      1,031,670        8,611,126
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                          128,258        1,063,514        183,219        1,532,455
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                           16,097          133,379         16,529          138,044
---------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                       (7,232,545)     (60,198,750)   (12,388,704)    (103,457,259)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,273,607)     (10,572,779)    (2,444,886)     (20,463,684)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (380,096)      (3,155,024)      (265,347)      (2,221,068)
---------------------------------------------------------------------------------------------------------------------------
                                                                 2,352,736    $  19,530,587      5,142,713    $  43,223,154
===========================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and a share of Class B outstanding during the six months ended June 30, 1999 and each of the years in the five-year period ended December 31, 1998, and for a share of Class C outstanding during the six months ended June 30, 1999, the year ended December 31, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                                                             DECEMBER 31,
                                                        JUNE 30,     ------------------------------------------------------------
                                                          1999         1998         1997         1996         1995         1994
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period                    $  8.35      $   8.34     $   8.19     $   8.31     $   7.78     $   8.61
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                    0.20          0.42         0.42         0.43         0.43         0.46
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Net gains (losses) on securities (both realized and
    unrealized)                                           (0.25)         0.01         0.16        (0.12)        0.56        (0.78)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
    Total from investment operations                      (0.05)         0.43         0.58         0.31         0.99        (0.32)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                    (0.21)        (0.42)       (0.43)       (0.43)       (0.43)       (0.45)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Distributions from net realized gains                      --            --           --           --           --        (0.03)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Returns of capital                                         --            --           --           --        (0.03)       (0.03)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
    Total distributions                                   (0.21)        (0.42)       (0.43)       (0.43)       (0.46)       (0.51)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Net asset value, end of period                          $  8.09      $   8.35     $   8.34     $   8.19     $   8.31     $   7.78
======================================================  ========     ========     ========     ========     ========     ========
Total return(a)                                           (0.63)%        5.28%        7.27%        3.90%       13.05%       (3.79)%
======================================================  ========     ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $328,214     $327,705     $318,469     $278,812     $284,803     $257,456
======================================================  ========     ========     ========     ========     ========     ========
Ratio of expenses to average net assets                    0.82%(b)      0.82%        0.90%        0.80%        0.88%        0.89%
======================================================  ========     ========     ========     ========     ========     ========
Ratio of net investment income to average net assets       4.94%(b)      5.00%        5.14%        5.29%        5.26%        5.61%
======================================================  ========     ========     ========     ========     ========     ========
Portfolio turnover rate                                      11%           19%          24%          26%          36%          43%
======================================================  ========     ========     ========     ========     ========     ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $330,095,387.

                                                            CLASS B                                         CLASS C
                               ---------------------------------------------------------------   ------------------------------
                                                               DECEMBER 31,                                     DECEMBER 31,
                               JUNE 30,   ----------------------------------------------------   JUNE 30,     -----------------
                                 1999      1998        1997        1996      1995        1994      1999        1998       1997
                               --------   -------     -------     -------   -------     ------   --------     ------     ------
Net asset value, beginning
  of period                    $  8.37    $  8.36     $  8.19     $  8.31   $  7.78     $ 8.61   $  8.35      $ 8.35     $ 8.30
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
Income from investment
  operations:
  Net investment income           0.17       0.36        0.36        0.37      0.39       0.39      0.17        0.36       0.15
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
  Net gains (losses) on
    securities (both
    realized and unrealized)     (0.26)      0.01        0.17       (0.13)     0.54      (0.78)    (0.25)         --       0.04
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
      Total from investment
        operations               (0.09)      0.37        0.53        0.24      0.93      (0.39)    (0.08)       0.36       0.19
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
Less distributions:
  Dividends from net
    investment income            (0.18)     (0.36)      (0.36)      (0.36)    (0.37)     (0.38)    (0.18)      (0.36)     (0.14)
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
  Distributions from net
    realized gains                  --         --          --          --        --      (0.03)       --          --         --
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
  Returns of capital                --         --          --          --     (0.03)     (0.03)       --          --         --
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
      Total distributions        (0.18)     (0.36)      (0.36)      (0.36)    (0.40)     (0.44)    (0.18)      (0.36)     (0.14)
----------------------------   -------    -------     -------     -------   -------     ------   -------      ------     ------
Net asset value, end of
  period                       $  8.10    $  8.37     $  8.36     $  8.19   $  8.31     $ 7.78   $  8.09      $ 8.35     $ 8.35
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======
Total return(a)                  (1.11)%     4.48%       6.59%       2.99%    12.14%     (4.57)%   (0.99)%      4.36%      2.36%
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $77,688    $72,723     $47,185     $33,770   $21,478     $9,175   $10,091      $9,565     $  825
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======
Ratio of expenses to average
  net assets                      1.57%(b)    1.57%      1.66%       1.61%   1.68%(c)  1.67%(c)  1.57%(b)       1.57%     1.67%(d)
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======
Ratio of net investment
  income to average net
  assets                          4.19%(b)    4.25%      4.38%       4.49%   4.46%(e)  4.83%(e)  4.19%(b)       4.25%     4.37%(d)
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======
Portfolio turnover rate             11%        19%         24%         26%       36%        43%       11%         19%        24%
============================   =======    =======     =======     =======   =======     ======   =======      ======     ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(b) Ratios are annualized and based on average daily net assets of $75,574,387 and $10,390,953 for Class B and Class C, respectively.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average daily net assets prior to fee waivers and/or expense reimbursements were 1.77% and 1.84% for the periods 1995-1994, respectively.

(d)  Annualized.

(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 4.37% and 4.66% for the periods 1995-1994, respectively.

BOARD OF TRUSTEES                                 OFFICERS                                OFFICE OF THE FUND

Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer            A I M Fund Services, Inc.
                                                                                          P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                         Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman and President,                                                     CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Stuart W. Coco
President, Mercantile Bankshares                  Vice President                          The Bank of New York
                                                                                          90 Washington Street
Jack Fields                                       Melville B. Cox                         11th Floor
Chief Executive Officer                           Vice President                          New York, NY 10286
Texana Global, Inc.;
Formerly Member                                   Karen Dunn Kelley                       COUNSEL TO THE FUND
of the U.S. House of Representatives              Vice President
                                                                                          Ballard Spahr
Carl Frischling                                   Edgar M. Larsen                         Andrews & Ingersoll, LLP
Partner                                           Vice President                          1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP                                                     Philadelphia, PA 19103
                                                  Mary J. Benson
Robert H. Graham                                  Assistant Vice President and            COUNSEL TO THE TRUSTEES
President and Chief Executive Officer             Assistant Treasurer
A I M Management Group Inc.                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                  Sheri Morris                            919 Third Avenue
Prema Mathai-Davis                                Assistant Vice President and            New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.,      Assistant Treasurer
Commissioner, New York City Dept. for                                                     DISTRIBUTOR
the Aging; and member of the Board of Directors,  Renee A. Friedli
Metropolitan Transportation Authority of          Assistant Secretary                     A I M Distributors, Inc.
New York State                                                                            11 Greenway Plaza
                                                  P. Michelle Grace                       Suite 100
Lewis F. Pennock                                  Assistant Secretary                     Houston, TX 77046
Attorney
                                                  Jeffrey H. Kupor
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Nancy L. Martin
Limited Partnership                               Assistant Secretary

                                                  Ofelia M. Mayo
                                                  Assistant Secretary

                                                  Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

                                 THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                             MONEY MARKET FUNDS                              A I M Management Group Inc. has provided
AIM Aggressive Growth Fund(1)            AIM Money Market Fund                           leadership in the mutual-fund industry
AIM Blue Chip Fund                       AIM Tax-Exempt Cash Fund                        since 1976 and managed approximately
AIM Capital Development Fund                                                             $121 billion in assets for more than 6.3
AIM Constellation Fund                   INTERNATIONAL GROWTH FUNDS                      million shareholders, including
AIM Dent Demographic Trends Fund         AIM Advisor International Value Fund            individual investors, corporate clients,
AIM Large Cap Growth Fund                AIM Asian Growth Fund                           and financial institutions as of June
AIM Mid Cap Equity Fund(A)               AIM Developing Markets Fund                     30, 1999.
AIM Select Growth Fund                   AIM Europe Growth Fund                              The AIM Family of Funds--Registered
AIM Small Cap Growth Fund(B)             AIM European Development Fund                   Trademark--is distributed nationwide, and
AIM Small Cap Opportunities Fund         AIM International Equity Fund                   AIM today is the 10th-largest
AIM Value Fund                           AIM Japan Growth Fund                           mutual-fund complex in the United States
AIM Weingarten Fund                      AIM Latin American Growth Fund                  in assets under management, according to
                                         AIM New Pacific Growth Fund                     Strategic Insight, an independent
GROWTH & INCOME FUNDS                                                                    mutual-fund monitor.
AIM Advisor Flex Fund                    GLOBAL GROWTH FUNDS
AIM Advisor Large Cap Value Fund         AIM Global Aggressive Growth Fund
AIM Advisor Real Estate Fund             AIM Global Growth Fund
AIM Balanced Fund
AIM Basic Value Fund(C)                  GLOBAL GROWTH & INCOME FUNDS
AIM Charter Fund                         AIM Global Growth & Income Fund
                                         AIM Global Utilities Fund
INCOME FUNDS
AIM Floating Rate Fund                   GLOBAL INCOME FUNDS
AIM High Yield Fund                      AIM Emerging Markets Debt Fund(D)
AIM High Yield Fund II                   AIM Global Government Income Fund
AIM Income Fund                          AIM Global Income Fund
AIM Intermediate Government Fund         AIM Strategic Income Fund
AIM Limited Maturity Treasury Fund
                                         THEME FUNDS
TAX-FREE INCOME FUNDS                    AIM Global Consumer Products and Services Fund
AIM High Income Municipal Fund           AIM Global Financial Services Fund
AIM Municipal Bond Fund                  AIM Global Health Care Fund
AIM Tax-Exempt Bond Fund of Connecticut  AIM Global Infrastructure Fund
AIM Tax-Free Intermediate Fund           AIM Global Resources Fund
                                         AIM Global Telecommunications and Technology Fund(E)
                                         AIM Global Trends Fund(F)


(1) AIM Aggressive Growth Fund reopened to new investors November 16, 1998. (A) On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B) On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C) On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D) On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (F) On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


[AIM LOGO APPEARS HERE]           Invest with DISCIPLINE--Registered Trademark--

MBD-SAR-1